WARRANTS (Tables)	6 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Warrants [Table Text Block]
The fair value of the outstanding warrants at June 30, 2014 was calculated using the Black Scholes Model with the following assumptions:

Market price per share (USD/share)	5.55
Exercise price (USD/share)	$4.00, $9.60, $10.00,$11.86
Risk free rate	0.69%, 0.09%, 0.09%,0.77%
Dividend yield	-
Expected term/Contractual life (years)	2.53, 0.81, 0.81,3.15
Expected volatility	150.76%,89.48%,89.48%,170.06%

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table sets forth by level within the fair value hierarchy our financial instruments that are measured at fair value on a recurring basis:

	Carrying Value at June 30, 2014	Fair Value Measurement at June 30, 2014
		Level 1	Level 2	Level 3
Warrants liability	$1,891,397	$-	$1,891,397	$-

	Carrying Value at December 31, 2013	Fair Value Measurement at December 31, 2013
		Level 1	Level 2	Level 3
Warrants liability	$720,857	$-	$720,857	$-

Schedule of Warrant Activity [Table Text Block]
The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

	June 30, 2014	June 30, 2013
	US$	US$
Beginning balance	720,857	374,166
Warrants issued	2,698,375	-
Fair value change of the issued warrants included in earnings	(1,527,835)	4,413
Ending balance	1,891,397	378,579

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Following is a summary of the warrants activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of December 31, 2012	257,500	$7.66	2.97
Granted	-
Forfeited	-
Exercised	-
Outstanding as of June 30, 2013	257,500	$7.66	2.48

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of December 31, 2013	257,500	$7.66	2.48
Granted	293,880
Forfeited	-
Exercised	-
Outstanding as of June 30, 2014	551,380	$9.90	2.37